OPPENHEIMER FLORIDA MUNICIPAL FUND
                        Supplement dated  October 2, 2000 to the
                            Prospectus dated November 26, 1999

The Prospectus is changed as follows:

The paragraph titled "Portfolio Manager" on page 11 is replaced in its entirety with the following:

          Portfolio Manager. The portfolio manager of the Fund is Jerry A. Webman, a Senior Vice President of the Manager. Mr. Webman is the person principally responsible for the day-to-day management of the Fund's portfolio. Mr. Webman serves as a Senior Investment Officer and Director of the Fixed Income Department of the Manager since February 1996 and a Senior Vice President of HarbourView Asset Management Corporation since May 1999. He is also a portfolio manager of other Oppenheimer funds. Before joining the Manager, Mr. Webman was a Vice President and portfolio manager with Prudential Investment Corporation from March 1986 through February 1996.




October 2, 2000                                     795PS.013

                       OPPENHEIMER FLORIDA MUNICIPAL FUND
                    Supplement dated October 2, 2000 to the
            Statement of Additional Information dated November 26, 1999,
                          Revised December 10, 1999


The Revised Statement of Additional Information is changed as follows:

The biography of Robert E. Patterson on page 30 is deleted in its entirety and replaced with the following:

     Jerry A. Webman, Portfolio Manager, Age: 50 Two World Trade Center, New York, New York 10048-0203 Senior Vice President, Senior Investment Officer and Director of the Fixed Income Department of the Manager (since February 1996) and Senior Vice President of HarbourView Asset Management Corporation (since May
1999); a portfolio manager of other Oppenheimer funds; before joining the Manager in February 1996, he was a Vice President and portfolio manager with Prudential Investment Corporation (March 1986-February 1996).



      October 2, 2000                               795PX.010